INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	€ 1,128	€ 2,011
Additions	(659)	(883)
Derecognitions
Carrying amount at ending	469	1,128
Intangible assets derecognitions
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Additions	(659)	(883)
Derecognitions
Accumulated amortization	(3,464)	(2,581)
Intangible assets derecognitions
Accumulated Amortization	(4,123)	(3,464)
At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,592	4,592
Additions
Derecognitions
Carrying amount at ending		4,592
Intangible assets derecognitions
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	200	200
Additions
Derecognitions
Carrying amount at ending	200	200
Intangible assets derecognitions
Service Concession Arrangement [Member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Additions	(100)	(3)
Derecognitions
Accumulated amortization	(3)
Intangible assets derecognitions
Accumulated Amortization	(103)	(3)
Service Concession Arrangement [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,592
Additions
Carrying amount at ending	4,592	4,592
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,392	4,392
Additions
Derecognitions
Carrying amount at ending	4,392	4,392
Intangible assets derecognitions
Computer software [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Additions	(559)	(880)
Derecognitions
Accumulated amortization	(3,461)	(2,581)
Intangible assets derecognitions
Accumulated Amortization	€ (4,020)	€ (3,461)